Private Placement - Additional Information (Detail) - USD ($)		2 Months Ended	5 Months Ended
	May 07, 2020	Jul. 06, 2020	Sep. 30, 2020
Private Placement (Details) [Line Items]
Sale of stock in shares	14,375,000
Price per share (in Dollars per share)	$ 10.00
Private Placement Unit [Member]
Private Placement (Details) [Line Items]
Sale of stock in shares	450,000	487,500	487,500
Price per share (in Dollars per share)	$ 10.00	$ 10.00	$ 10.00
Purchase price (in Dollars)	$ 4,500,000	$ 4,875,000	$ 4,875,000
Private Placement Unit [Member] | PA Co-Investments LLC [Member]
Private Placement (Details) [Line Items]
Sale of stock in shares		97,500	97,500
Private Placement Unit [Member] | Cowen Investments [Member]
Private Placement (Details) [Line Items]
Sale of stock in shares	90,000
Private Placement Unit [Member] | Common Class A [Member]
Private Placement (Details) [Line Items]
Price per share (in Dollars per share)	$ 11.50	$ 11.50	$ 11.50
Private Placement Unit [Member] | If over-allotment option is exercised [Member]
Private Placement (Details) [Line Items]
Sale of stock in shares	487,500
Price per share (in Dollars per share)	$ 10.00
Purchase price (in Dollars)	$ 4,875,000
Private Placement Unit [Member] | If over-allotment option is exercised [Member] | Cowen Investments [Member]
Private Placement (Details) [Line Items]
Sale of stock in shares	97,500
Private Placement Unit [Member] | If over-allotment option is exercised [Member] | Common Class A [Member]
Private Placement (Details) [Line Items]
Price per share (in Dollars per share)	$ 11.50
Private Placement Unit [Member] | Sponsor [Member]
Private Placement (Details) [Line Items]
Sale of stock in shares	360,000	390,000	390,000
Private Placement Unit [Member] | Sponsor [Member] | If over-allotment option is exercised [Member]
Private Placement (Details) [Line Items]
Sale of stock in shares	390,000